Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table provides historical total summary compensation and compensation actually paid (“
CAP
”) for our principal executive officer (“
PEO
”) and other NEOs as an average and provides historical information regarding our performance (dollar amounts in thousands):

					Value of Initial Fixed $100 Investment Based on: (4)
Year (1)	Summary Compensation Table Total for PEO (2)	Compensation Actually Paid to PEO (3)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (3)	Total Shareholder Return	Peer Group Total Shareholder Return (5)	Net Income	AFFO Per Share (6)
2024	$8,339	$19,329	$2,051	$3,286	$156.77	$98.85	$203,638	$1.74
2023	$7,302	$13,326	$2,137	$2,678	$124.30	$98.65	$191,415	$1.65
2022	$9,786	$8,111	$1,742	$1,129	$108.93	$91.27	$134,742	$1.53
2021	$5,893	$11,738	$1,769	$3,285	$126.97	$126.41	$96,211	$1.34
2020	$2,779	$1,281	$1,693	$822	$90.42	$90.80	$42,528	$1.11

(1)	Mr. Mavoides has served as the PEO for the entirety of the years presented and our other NEOs for the applicable years were as follows:

•	2024: Mark E. Patten; A Joseph Peil; and R. Max Jenkins.

•	2023: Mark E. Patten.

•	2022 and 2021: Gregg A. Seibert and Mark E. Patten. Mr. Seibert retired as our Executive Vice President and Chief Operating Officer in June 2022.

•	2020: Gregg A. Seibert; Mark E. Patten; Anthony K. Dobkin (interim Chief Financial Officer through August 2020); and Hilary P. Hai (Chief Financial Officer through March 2020).

(2)
Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of our PEO and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for our NEOs for the applicable year other than the PEO for such years.

(3)
To calculate CAP, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Mavoides and for the average of the other NEOs is set forth following the footnotes to this table.

(4)	Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019. Historic stock price performance is not necessarily indicative of future stock price performance.
(5)	The TSR peer group consists of the companies in the FTSE NAREIT All Equity REITs index, an independently prepared index that includes U.S. equity REITs.
(6)
As noted in the Compensation Discussion and Analysis section above titled
“Corporate Metrics, Weightings and Results,”
for 2024, the Compensation Committee determined that AFFO Per Share continues to be viewed as a core driver of the Company’s performance and stockholder value creation and, accordingly, was utilized as a key performance metric for the annual performance-based cash bonus awards. AFFO Per Share is a non-GAAP
financial measure. See Annex A for a reconciliation of
non-GAAP
financial measures to the most directly comparable financial measures calculated in accordance with GAAP.

Compensation Actually Paid Adjustments
The following table provides a reconciliation of (A) total compensation from the summary compensation table in the applicable year for our PEO or average for our other NEOs to (B) total CAP to our PEO or average CAP to our other NEOs (dollar amounts in thousands):

		(MINUS)	PLUS	PLUS (MINUS)	PLUS	PLUS (MINUS)	(MINUS)	PLUS	EQUALS
Year	Summary Compensation Table Total (1)	Grant Date Fair Value of Stock Awards Granted in Fiscal Year (2)	Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year (3)	Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years (4)	Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year (5)	Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for Which Applicable Vesting Conditions were Satisfied During Fiscal Year (6)	Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year (7)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation (8)	CAP
Peter M. Mavoides (PEO)
2024	$8,339	$(5,958)	$8,181	$5,535	$—	$3,033	$—	$199	$19,329
2023	$7,302	$(4,858)	$5,297	$3,834	$—	$1,574	$—	$177	$13,326
2022	$9,786	$(8,019)	$8,022	$(1,313)	$—	$(501)	$—	$136	$8,111
2021	$5,893	$(3,953)	$5,700	$2,159	$—	$1,827	$—	$112	$11,738
2020	$2,779	$(1,765)	$1,801	$(831)	$—	$(864)	$—	$161	$1,281
Other NEOs (Average) (9)
2024	$2,051	$(922)	$1,504	$338	$—	$291	$—	$24	$3,286
2023	$2,137	$(822)	$1,059	$113	$—	$150	$—	$41	$2,678
2022	$1,742	$(907)	$689	$(231)	$—	$(199)	$—	$35	$1,129
2021	$1,769	$(710)	$1,024	$559	$—	$581	$—	$62	$3,285
2020	$1,693	$(1,246)	$1,176	$(229)	$5	$(638)	$—	$61	$822

(1)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.
(2)	Represents the grant date fair value of the stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(3)
Represents the fair value as of the indicated fiscal
year-end
of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(4)
Represents the change in fair value during the indicated fiscal year of each stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(5)
Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(6)
Represents the change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(7)
Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(8)
Represents cash dividends paid with respect to time-based RSA and RSU awards. The number of shares subject to a performance-based RSU increases for dividends paid by the Company and are reflected in the other columns to this table.

(9)	See footnote 1 in the Pay Versus Performance table above for the NEOs included in the average for each year.

Company Selected Measure Name	AFFO Per Share
Named Executive Officers, Footnote
(1)	Mr. Mavoides has served as the PEO for the entirety of the years presented and our other NEOs for the applicable years were as follows:

•	2024: Mark E. Patten; A Joseph Peil; and R. Max Jenkins.

•	2023: Mark E. Patten.

•	2022 and 2021: Gregg A. Seibert and Mark E. Patten. Mr. Seibert retired as our Executive Vice President and Chief Operating Officer in June 2022.

•	2020: Gregg A. Seibert; Mark E. Patten; Anthony K. Dobkin (interim Chief Financial Officer through August 2020); and Hilary P. Hai (Chief Financial Officer through March 2020).

Peer Group Issuers, Footnote	The TSR peer group consists of the companies in the FTSE NAREIT All Equity REITs index, an independently prepared index that includes U.S. equity REITs.
PEO Total Compensation Amount	$ 8,339,000	$ 7,302,000	$ 9,786,000	$ 5,893,000	$ 2,779,000
PEO Actually Paid Compensation Amount	$ 19,329,000	13,326,000	8,111,000	11,738,000	1,281,000
Adjustment To PEO Compensation, Footnote
Compensation Actually Paid Adjustments
The following table provides a reconciliation of (A) total compensation from the summary compensation table in the applicable year for our PEO or average for our other NEOs to (B) total CAP to our PEO or average CAP to our other NEOs (dollar amounts in thousands):

		(MINUS)	PLUS	PLUS (MINUS)	PLUS	PLUS (MINUS)	(MINUS)	PLUS	EQUALS
Year	Summary Compensation Table Total (1)	Grant Date Fair Value of Stock Awards Granted in Fiscal Year (2)	Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year (3)	Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years (4)	Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year (5)	Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for Which Applicable Vesting Conditions were Satisfied During Fiscal Year (6)	Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year (7)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation (8)	CAP
Peter M. Mavoides (PEO)
2024	$8,339	$(5,958)	$8,181	$5,535	$—	$3,033	$—	$199	$19,329
2023	$7,302	$(4,858)	$5,297	$3,834	$—	$1,574	$—	$177	$13,326
2022	$9,786	$(8,019)	$8,022	$(1,313)	$—	$(501)	$—	$136	$8,111
2021	$5,893	$(3,953)	$5,700	$2,159	$—	$1,827	$—	$112	$11,738
2020	$2,779	$(1,765)	$1,801	$(831)	$—	$(864)	$—	$161	$1,281
Other NEOs (Average) (9)
2024	$2,051	$(922)	$1,504	$338	$—	$291	$—	$24	$3,286
2023	$2,137	$(822)	$1,059	$113	$—	$150	$—	$41	$2,678
2022	$1,742	$(907)	$689	$(231)	$—	$(199)	$—	$35	$1,129
2021	$1,769	$(710)	$1,024	$559	$—	$581	$—	$62	$3,285
2020	$1,693	$(1,246)	$1,176	$(229)	$5	$(638)	$—	$61	$822

(1)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.
(2)	Represents the grant date fair value of the stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(3)
Represents the fair value as of the indicated fiscal
year-end
of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(4)
Represents the change in fair value during the indicated fiscal year of each stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(5)
Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(6)
Represents the change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(7)
Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(8)
Represents cash dividends paid with respect to time-based RSA and RSU awards. The number of shares subject to a performance-based RSU increases for dividends paid by the Company and are reflected in the other columns to this table.

(9)	See footnote 1 in the Pay Versus Performance table above for the NEOs included in the average for each year.

Non-PEO NEO Average Total Compensation Amount	$ 2,051,000	2,137,000	1,742,000	1,769,000	1,693,000
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,286,000	2,678,000	1,129,000	3,285,000	822,000
Adjustment to Non-PEO NEO Compensation Footnote
Compensation Actually Paid Adjustments
The following table provides a reconciliation of (A) total compensation from the summary compensation table in the applicable year for our PEO or average for our other NEOs to (B) total CAP to our PEO or average CAP to our other NEOs (dollar amounts in thousands):

		(MINUS)	PLUS	PLUS (MINUS)	PLUS	PLUS (MINUS)	(MINUS)	PLUS	EQUALS
Year	Summary Compensation Table Total (1)	Grant Date Fair Value of Stock Awards Granted in Fiscal Year (2)	Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year (3)	Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years (4)	Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year (5)	Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for Which Applicable Vesting Conditions were Satisfied During Fiscal Year (6)	Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year (7)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation (8)	CAP
Peter M. Mavoides (PEO)
2024	$8,339	$(5,958)	$8,181	$5,535	$—	$3,033	$—	$199	$19,329
2023	$7,302	$(4,858)	$5,297	$3,834	$—	$1,574	$—	$177	$13,326
2022	$9,786	$(8,019)	$8,022	$(1,313)	$—	$(501)	$—	$136	$8,111
2021	$5,893	$(3,953)	$5,700	$2,159	$—	$1,827	$—	$112	$11,738
2020	$2,779	$(1,765)	$1,801	$(831)	$—	$(864)	$—	$161	$1,281
Other NEOs (Average) (9)
2024	$2,051	$(922)	$1,504	$338	$—	$291	$—	$24	$3,286
2023	$2,137	$(822)	$1,059	$113	$—	$150	$—	$41	$2,678
2022	$1,742	$(907)	$689	$(231)	$—	$(199)	$—	$35	$1,129
2021	$1,769	$(710)	$1,024	$559	$—	$581	$—	$62	$3,285
2020	$1,693	$(1,246)	$1,176	$(229)	$5	$(638)	$—	$61	$822

(1)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.
(2)	Represents the grant date fair value of the stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(3)
Represents the fair value as of the indicated fiscal
year-end
of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(4)
Represents the change in fair value during the indicated fiscal year of each stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(5)
Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(6)
Represents the change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(7)
Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(8)
Represents cash dividends paid with respect to time-based RSA and RSU awards. The number of shares subject to a performance-based RSU increases for dividends paid by the Company and are reflected in the other columns to this table.

(9)	See footnote 1 in the Pay Versus Performance table above for the NEOs included in the average for each year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Financial Performance Measures to Link Company Performance to CAP
The following is a list of financial performance measures, which in our assessment represent the most important financial performance measures used by the Company to link CAP to the NEOs for 2024. Please see the Compensation Discussion and Analysis above for a further description of these metrics and how they are used in the Company’s executive compensation program:

•	AFFO per Share

•	Gross Investments

•	Same Store Rent Growth

•	Net Debt to Annualized Adjusted EBITDA re

•	Relative TSR

Total Shareholder Return Amount	$ 156,770	124,300	108,930	126,970	90,420
Peer Group Total Shareholder Return Amount	98,850	98,650	91,270	126,410	90,800
Net Income (Loss)	$ 203,638,000	$ 191,415,000	$ 134,742,000	$ 96,211,000	$ 42,528,000
Company Selected Measure Amount	1,740	1,650	1,530	1,340	1,110
PEO Name	Mr. Mavoides
Measure:: 1
Pay vs Performance Disclosure
Name	AFFO per Share
Non-GAAP Measure Description	As noted in the Compensation Discussion and Analysis section above titled
“Corporate Metrics, Weightings and Results,”
for 2024, the Compensation Committee determined that AFFO Per Share continues to be viewed as a core driver of the Company’s performance and stockholder value creation and, accordingly, was utilized as a key performance metric for the annual performance-based cash bonus awards. AFFO Per Share is a non-GAAP
financial measure. See Annex A for a reconciliation of
non-GAAP
	financial measures to the most directly comparable financial measures calculated in accordance with GAAP.
Measure:: 2
Pay vs Performance Disclosure
Name	Gross Investments
Measure:: 3
Pay vs Performance Disclosure
Name	Same Store Rent Growth
Measure:: 4
Pay vs Performance Disclosure
Name	Net Debt to Annualized Adjusted EBITDAre
Measure:: 5
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,958,000)	$ (4,858,000)	$ (8,019,000)	$ (3,953,000)	$ (1,765,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,181,000	5,297,000	8,022,000	5,700,000	1,801,000
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,535,000	3,834,000	(1,313,000)	2,159,000	(831,000)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,033,000	1,574,000	(501,000)	1,827,000	(864,000)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	199,000	177,000	136,000	112,000	161,000
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(922,000)	(822,000)	(907,000)	(710,000)	(1,246,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,504,000	1,059,000	689,000	1,024,000	1,176,000
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	338,000	113,000	(231,000)	559,000	(229,000)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	5,000
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	291,000	150,000	(199,000)	581,000	(638,000)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 24,000	$ 41,000	$ 35,000	$ 62,000	$ 61,000